SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and Expense Recognition [Abstract}
Revenues received but unearned	$ 58,400,000	$ 7,700,000
Deferred drilling costs	33,000,000	22,300,000
Cash Equivalents [Abstract]
Maximum maturity period for highly liquid cash investments to be considered cash equivalent	3M	3M	3M
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts	300,000	300,000
Unreimbursed costs related to the salvage of lost or damaged rigs	4,600,000	10,400,000
Property and Depreciation [Abstract]
Interest incurred and capitalized during construction	54,500,000	40,000,000	21,500,000
Impairment charges for asset held for sale	8,000,000
Repairs and maintenance expense, continuing operations	97,600,000	70,300,000	74,400,000
Foreign Currency Transactions [Abstract]
Foreign currency transaction gains (losses)	(800,000)	(400,000)	(100,000)
Income Taxes [Abstract]
U.S. Statutory income tax rate (in hundredths)	35.00%	35.00%	35.00%
Average common shares outstanding (in thousands of shares)	125,044	117,021	113,515
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	126,393	118,818	113,584
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	308	153	1,566
Comprehensive income, pension and other postretirement benefits [Abstract]
Net (loss) gain arising during the period	(79,888,000)	(3,779,000)	14,225,000
Prior service (cost) credit arising during the period	0	0	43,703,000
Amortization of (gain) loss	14,135,000	12,648,000	10,721,000
Amortization of transition obligation	552,000	430,000	431,000
Amortization of prior service cost (credit)	(14,975,000)	(4,473,000)	(2,385,000)
Total other comprehensive income (loss), net of tax	$ (80,176,000)	$ 4,826,000	$ 66,695,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	765	1,270	0
Employee and director stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	298	417	69
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	42	153	1,481
Stock appreciation rights and other [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	286	110	0
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	266	0	85
Jack-up drilling rigs: Hulls [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	35
Salvage value	20.00%
Jack-up drilling rigs: Legs [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	30
Salvage value	20.00%
Jack-up drilling rigs: Quarters [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	25
Salvage value	20.00%
Jack-up drilling rigs: Drilling equipment [Member]
Estimated useful lives and salvage value [Abstract]
Minimum useful life (in years)	10
Maximum useful life (in years)	25
Salvage value	20.00%
Drill pipe and tubular equipment [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	4
Salvage value	10.00%
Other property and equipment [Member]
Estimated useful lives and salvage value [Abstract]
Minimum useful life (in years)	3
Maximum useful life (in years)	30